Commitments - Schedule of Future Minimum Lease Obligations for Operating Leases (Details)	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 4,528,130
2019	3,369,427
2020	2,366,202
2021	1,462,104
2022	174,247
Thereafter	785,485
Total	$ 12,685,595